Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes

	Year Ended December 31,
	2022	2021	2020
Income (loss) before taxes:
Domestic	$(63,586)	$(78,485)	$59,346
Foreign	—	—	—

Total income (loss) before income taxes	$(63,586)	$(78,485)	$59,346

Schedule of Reconciliation of Effective Income Tax Rate
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2022	2021	2020
Federal statutory income tax rate	(21.0)%	(21.0)%	21.0%
State taxes, net of federal benefit	(5.6)%	(12.5)%	6.3%
Stock-based compensation	1.5%	0.2%	0.5%
Research and development tax credits	(6.7)%	(5.0)%	(3.2)%
Change in deferred tax asset valuation allowance	31.4%	38.1%	(24.5)%
Other	0.4%	0.2%	(0.1)%

Effective income tax rate	—%	—%	—%

Schedule of Components of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2022 and 2021 are as follows:

	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$30,531	$30,313
Research and development tax credit carryforwards	16,458	12,230
Intangible assets	1,841	1,812
Accrued expenses	1,065	1,422
Stock-based compensation	5,907	5,237
Lease liability	8,217	8,808
Interest expense	673	269
Capitalized R&D expenditures	14,739	—
Other	248	180

Total deferred tax assets	79,679	60,271
Valuation allowance	(72,203)	(51,957)

Deferred tax assets	7,476	8,314

Deferred tax liabilities:
Right-of-use asset	(6,559)	(7,056)
Depreciation	(895)	(1,150)
Beneficial conversion feature on convertible note payable	(22)	(32)
Other	—	(76)

Total deferred tax liabilities	(7,476)	(8,314)

Net deferred tax assets	$—	$—

Summary of Changes in Valuation Allowance for Deferred Tax Assets

	Year Ended December 31,
	2022	2021	2020
Valuation allowance at beginning of year	$(51,957)	$(21,961)	$(36,535)
Increases recorded to income tax provision	(21,194)	(30,616)	(11,675)
Decreases recorded as a benefit to income tax provision	948	620	26,249

Valuation allowance at end of year	$(72,203)	$(51,957)	$(21,961)